DERIVATIVES AND HEDGING ACTIVITIES	6 Months Ended
Jun. 30, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
DERIVATIVES AND HEDGING ACTIVITIES
NOTE 5:          DERIVATIVES AND HEDGING ACTIVITES

The Company follows the requirements of ASC No. 815, ”Derivatives and Hedging” (“ASC 815”), which requires companies to recognize all of their derivative instruments as either assets or liabilities on the balance sheet at fair value. The accounting for changes in fair value (i.e. gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging transaction and further, on the type of hedging transaction. For those derivative instruments that are designated and qualify as hedging instruments, a company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, a cash flow hedge, or a hedge of a net investment in a foreign operation.

To protect against the increase in value of forecasted foreign currency cash flow resulting mainly from salaries and related benefits and taxes paid in ILS during the year, the Company hedges portions of its anticipated payroll denominated in ILS for a period of one to twelve months with forward and options contracts (the “Hedging Contracts”). Accordingly, when the USD strengthens against the ILS, the decline in present value of future ILS currency expenses is offset by losses in the fair value of the Hedging Contracts. Conversely, when the USD weakens, the increase in the present value of future ILS expenses is offset by gains in the fair value of the Hedging Contracts. These Hedging Contracts are designated as cash flow hedges.

Additionally, in order to mitigate the potential adverse impact of the fluctuations in the ILS-USD exchange rate in connection with the convertible debt (see note 7), the Company has entered into a cross currency interest rate SWAP agreement (the “SWAP”) in order to hedge the future interest and principal payments, which are all denominated in ILS. However, since the convertible debt is measured at fair value at each reporting date, the SWAP does not qualify and was not designated as a cash flow hedge under ASC 815.

In order to limit the Company’s interest expenses derived from the secured credit agreement in which the Company entered concurrently with the closing of the Undertone acquisition, the Company has purchased a cap option for the interest amounts expected to be paid till June 2018. The cap option is designated as cash flow hedge under ASC 815.

For derivative instruments that are designated and qualify as a cash flow hedge (i.e. hedging the exposure to variability in expected future cash flows that is attributable to a particular risk), the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income (loss) and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Any gain or loss on a derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item is recognized in current earnings during the period of change.

As of June 30, 2017 and December 31, 2016, the notional value of the Company’s derivative instruments was $54,577 and $72,569, respectively.

The fair value of the Company’s outstanding derivative instruments is as follows:

		December 31,	June 30,
		2016	2017
	Balance sheet
Derivatives designated as hedging instruments:
Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	$125	$301
	''Accrued expenses and other liabilities''	84	10
	''Accumulated other comprehensive income''	36	198

Derivatives not designated as hedging instruments:
Foreign exchange forward contracts and other derivatives	''Prepaid expenses and other current assets''	$20	-

Cross currency SWAP	''Prepaid expenses and other current assets''	$973	$3,184

The unrealized gains recognized in accumulated other comprehensive income on derivatives, is as follows:

	Six months ended June 30,
	2016	2017
	Unaudited	Unaudited

Option contracts	$131	$548

Total unrealized gain	$131	$548

The net gains (losses) reclassified from accumulated other comprehensive loss to the operating expenses are as follows:

	Gain recognized in Statements of Comprehensive Income		Gain (loss) recognized in consolidated statements of Income
	Six months ended June 30,	Statement of Income item	Six months ended June 30,
	2016		2016	2017
Derivatives designated as hedging instruments:
Foreign exchange options and forward contracts	$162	"Operating expenses"	$102	$386

Derivatives not designated as hedging instruments:
Foreign exchange options and forward contracts		"Financial expenses"	(16)	148
SWAP		"Financial expenses"	608	2,210
Total	$162		$694	$2,744